Related Party Transactions (Details) - Schedule of Related Party Receivable - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule of Related Party Receivable [Line Items]
Related party receivables		$ 118,554	$ 182,268
J&F Oklahoma Holdings Inc - Associate [Member]
Related Party Transactions (Details) - Schedule of Related Party Receivable [Line Items]
Related party receivables	[1]		76,665
J&F Investimentos S.A [Member].
Related Party Transactions (Details) - Schedule of Related Party Receivable [Line Items]
Related party receivables	[2]	117,930	104,101
Flora Produtos de Higiene e Limpeza S.A. - Associate [Member]
Related Party Transactions (Details) - Schedule of Related Party Receivable [Line Items]
Related party receivables	[1]	$ 624	$ 1,502

[1]	The J&F Investimentos S.A. is the ultimate controller of the related companies.
[2]	It refers to the agreement entered into between JBS S.A. and J&F Investimentos S.A. and some former executives of the Group, which represents the definitive settlement of the dispute subject to Arbitration CAM n° 186/21, whereby J&F undertook to pay the total updated amount of US$ 117,930, to be paid in accordance with the terms and conditions specified in the agreement.